PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Business Combination (Details) - Bruin E&P HoldCo, LLC $ in Millions	Mar. 10, 2021 USD ($)
Acquisition, date of acquisition
Effective date	Mar. 10, 2021
Acquisition, additional information
Equity interest acquired (as a percent)	100.00%
Acquisition, cash consideration
Total cash consideration subject to certain purchase price adjustments	$ 465.0
Consideration	420.2
Transaction costs
Transaction costs	$ 5.0